Form N-1A Supplement	Apr. 07, 2026
The SPAC and New Issue ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated April 7, 2026 to the Prospectus,

Statement of Additional Information (“SAI”) and Summary Prospectus dated February 1, 2026, as supplemented.

Effective immediately, the website for The SPAC and New Issue ETF (the “Fund”) is www.spcketf.com. Accordingly, anything to the contrary in the Summary Prospectus, Prospectus and SAI should be disregarded.

* * * * *

You should read this Supplement in conjunction with the Prospectus, SAI and Summary Prospectus dated February 1, 2026, as supplemented, for the Fund, which provides information that you should know about the Fund before investing and should be retained for future references. These documents are available upon request and without charge by calling 1-(866)-904-0406.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE